Reconciliation of US Federal Statutory Rate and Actual Income Tax Provision (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation Of Income Taxes [Line Items]
Income tax provision computed at the U.S. federal statutory rate of 35%			$ 111	$ 70	$ 96
State and local income taxes, net of federal benefit			4	(2)	3
Foreign income tax rate differential and other items			(25)	(8)	(15)
Valuation allowances			1	(25)	(5)
Credits			(1)	(22)	(6)
Settlements of tax audits and other			(17)	(25)	11
Income tax provision attributable to continuing operations	30	34	96	9	110
Effective tax rate attributable to continuing operations	37.00%	32.00%	30.00%	5.00%	40.00%
Brazil
Reconciliation Of Income Taxes [Line Items]
Tax charge related to Brazilian tax audit			$ 23	$ 21	$ 26